Note 10 - Employees Benefit (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
2015 Restated Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		33,515
2015 Restated Incentive Plan [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense		$ 130,373
2015 Restated Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	550,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		360,000
Non Employee Directors Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			29,424	36,632
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense			$ 112,105	$ 153,488
2015 Restatement Incentive Plan and Non Employee Stock Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Vested Awards, Restricted Period		6 years
Restricted Stock [Member]
Allocated Share-based Compensation Expense		$ 948,190	844,754	817,657
Services and Performance Based Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years 73 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 2,900,000
Health Insurance Coverage Expense		3,665,320	3,957,668	3,999,078
Defined Contribution Plan, Employer Discretionary Contribution Amount		145,181	161,836	130,361
Allocated Share-based Compensation Expense		$ 1,078,563	$ 956,859	$ 971,145